Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
July 31, 2024

Dates Covered
Collections Period	07/01/24 - 07/31/24
Interest Accrual Period	07/15/24 - 08/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/24	361,285,825.61	21,687
Yield Supplement Overcollateralization Amount 06/30/24	22,341,978.55	0
Receivables Balance 06/30/24	383,627,804.16	21,687
Principal Payments	17,030,957.73	552
Defaulted Receivables	474,844.21	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/24	20,852,419.48	0
Pool Balance at 07/31/24	345,269,582.74	21,111

Pool Statistics	$ Amount	# of Accounts
Pool Factor	33.78%
Prepayment ABS Speed	1.27%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	6,907,869.30	296
Past Due 61-90 days	2,660,461.87	110
Past Due 91-120 days	432,429.72	21
Past Due 121+ days	0.00	0
Total	10,000,760.89	427

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.73%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Delinquency Trigger Occurred	NO

Recoveries	350,738.68
Aggregate Net Losses/(Gains) - July 2024	124,105.53
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.39%
Prior Net Losses/(Gains) Ratio	0.39%
Second Prior Net Losses/(Gains) Ratio	0.31%
Third Prior Net Losses/(Gains) Ratio	0.27%
Four Month Average	0.34%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.44%
Weighted Average Contract Rate, Yield Adjusted	8.37%
Weighted Average Remaining Term	39.06

Flow of Funds	$ Amount
Collections	18,814,738.49
Investment Earnings on Cash Accounts	24,515.59
Servicing Fee	(319,689.84)
Transfer to Collection Account	-
Available Funds	18,519,564.24

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	859,562.25
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	11,100,384.47
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,511,254.95

Total Distributions of Available Funds	18,519,564.24

Servicing Fee	319,689.84
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 07/15/24	356,369,967.21
Principal Paid	16,016,242.87
Note Balance @ 08/15/24	340,353,724.34

Class A-1
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-2a
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-2b
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-3
Note Balance @ 07/15/24	222,199,967.21
Principal Paid	16,016,242.87
Note Balance @ 08/15/24	206,183,724.34
Note Factor @ 08/15/24	77.5126783%

Class A-4
Note Balance @ 07/15/24	89,920,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	89,920,000.00
Note Factor @ 08/15/24	100.0000000%

Class B
Note Balance @ 07/15/24	29,500,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	29,500,000.00
Note Factor @ 08/15/24	100.0000000%

Class C
Note Balance @ 07/15/24	14,750,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	14,750,000.00
Note Factor @ 08/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	992,066.42
Total Principal Paid	16,016,242.87
Total Paid	17,008,309.29

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	5.33741%
Coupon	5.90741%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.25000%
Interest Paid	601,791.58
Principal Paid	16,016,242.87
Total Paid to A-3 Holders	16,618,034.45

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0090487
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.2904105
Total Distribution Amount	17.2994592

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.2623744
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	60.2114394
Total A-3 Distribution Amount	62.4738138

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	693.07
Noteholders' Principal Distributable Amount	306.93

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/24	4,915,858.40
Investment Earnings	21,879.96
Investment Earnings Paid	(21,879.96)
Deposit/(Withdrawal)	-
Balance as of 08/15/24	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,882,632.86	$3,720,434.40	2,518,686.00
Number of Extensions	160	154	100
Ratio of extensions to Beginning of Period Receivables Balance	1.01%	0.93%	0.60%